Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 268,389	$ 254,861
Purchase price allocation adjustment	30,855	37,549
Property and equipment, tax inflation	37,471	45,650
Other accrued payroll and other liabilities	15,437	13,891
Share-based compensation	4,151	3,570
Provision for contingencies	3,449	2,177
Other deferred tax assets	27,292	27,642
Other deferred tax liabilities	(13,649)	(9,618)
Property and equipment - difference in depreciation rates	(14,195)	(12,411)
Valuation allowance	(290,620)	(297,891)
Net deferred tax asset	68,580	65,420
Operating Loss Carryforwards [Line Items]
Operating tax loss carryforwards	949,634
Expire Between 2015 and 2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	369,663
Expire After 2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	359,793
No Expiration Period [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	220,178
Brazil [Member]
Operating Loss Carryforwards [Line Items]
Income tax provision	10,785
Colombia [Member]
Operating Loss Carryforwards [Line Items]
Income tax provision	3,278
Venezuela [Member]
Operating Loss Carryforwards [Line Items]
Foreign currency translation adjustment related to Venezuela's foreign currency exchange differences	$ 5,055	11,745
Puerto Rico [Member]
Operating Loss Carryforwards [Line Items]
Foreign currency translation adjustment related to Venezuela's foreign currency exchange differences		$ 3,832